Investments - Analysis of net investment income (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Investment Income [Line Items]
Equity securities and other investments			$ 28,200	$ 42,252	$ 35,388
Funds withheld			10,835	14,583	12,783
Total gross investment income			952,685	996,374	1,030,446
Investment expenses			(80,315)	(77,749)	(72,730)
Net investment income	$ 205,886	$ 208,513	872,370	918,625	957,716
Excluding Life Funds Withheld Assets
Net Investment Income [Line Items]
Fixed maturities, short term investments and cash equivalents			726,161	809,964	982,275
Net investment income	164,326	158,094	684,881	789,050	957,716
Life Funds Withheld Assets
Net Investment Income [Line Items]
Fixed maturities, short term investments and cash equivalents			187,489	129,575	0
Net investment income	$ 41,560	$ 50,419	$ 187,489	$ 129,575	$ 0